Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 11—RELATED PARTY TRANSACTIONS

Some of the Company’s customers financed their obligations with a related party, Solar Leasing, whose CEO is also the CEO of the Company. These arrangements are similar to those with other third-party lenders. As such, Solar Leasing deducts their financing fees and remits the net amount to the Company. For the three months ended June 30, 2025 and 2024, the Company recognized $8,125,483 and $6,997,626 of revenue, net of financing fees of $4,120,620 and $2,813,564, respectively, from these arrangements. For the six months ended June 30, 2025 and 2024, the Company recognized $10,692,787 and $15,810,395 of revenue, net of financing fees of $5,095,453 and $6,669,783, respectively, from these arrangements. As of June 30, 2025, the Company had $58,150 of accounts receivable, $2,705,295 of contract assets, and $1,358,427 of accrued expenses and other current liabilities due to related parties relating to these arrangements.

During the year ended December 31, 2024, Solar Leasing performed a fair-market-value assessment of its lease assets. As a result, Solar Leasing paid a discretionary rebate to the Company of $3,000,000 based on the excess of fair-market-value over the carrying value of its assets, primarily to optimize certain tax positions for its owners. The Company agreed to transfer the received rebate to White Horse Energy, LC (“White Horse Energy”), an entity wholly owned by the Company’s CEO, in the form of convertible debt. Additionally, the Company guarantees the outstanding indebtedness of Solar Leasing (approximately $10 million) which results in the Company having a variable interest in Solar Leasing. The Company determined it was not the primary beneficiary as defined under ASC Topic 810, “Consolidation.” Although the Company’s CEO, wholly owns White Horse Energy, the Company does not have any control over White Horse Energy or Solar Leasing, nor any obligation to absorb losses from Solar leasing. Based on the Company’s reassessment, the flow of funds resulting from the discretionary rebate does not transfer control or economic exposure to the Company in a manner that would require consolidation. White Horse Energy remains the primary beneficiary, and no changes to the Company’s financial statement presentation are required. For the three and six months ended June 30, 2025, the Company recorded interest income of $38,130 and $75,786, respectively, included in other income, net in the accompanying condensed consolidated statements of operations. As of June 30, 2025, the principal balance of $3,000,000 is included in related party note receivable and the accrued interest balance of $75,786 is included in other assets – related parties in the accompanying condensed consolidated balance sheet.

In conjunction with the consummation of the ESGEN Business Combination on March 13, 2014, Zeo entered into a TRA with Opco and certain Opco members (the “TRA Holders”). Pursuant to the TRA, Zeo Energy Corp. is required to pay the TRA Holders 85% of the net cash savings, if any, in U.S. federal, state and local income and franchise tax (computed using simplifying assumptions to address the impact of state and local taxes) that the Company actually realizes (or is deemed to realize in certain circumstances) in periods after the ESGEN Business Combination. As of June 30, 2025, the total unrecorded TRA liability is approximately $18.9 million. If utilization of the deferred tax assets subject to the TRA becomes more likely than not in the future, the Company will record a liability related to the TRA which will be recognized as expense within its condensed consolidated statements of operations.

NOTE 14 — RELATED PARTY TRANSACTIONS

There was one operating lease with a related party, which expired by December 31, 2024 and was not renewed. Operating lease cost relating to this lease was $15,009 and $28,880 for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the related party operating lease ROU asset was $0 and $75,378, respectively, and the related party operating lease liability was $0 and $58,134, respectively.

In 2023, some of the Company’s customers financed their obligations with a related party, Solar Leasing, whose CEO is also the CEO of the Company. These arrangements are similar to those with other third-party lenders. As such, Solar Leasing deducts their financing fees and remits the net amount to the Company. For the years ended December 31, 2024, and 2023, the Company recognized $22,156,018 and $15,464,852 of revenue, net of financing fees of $8,246,532 and $6,851,232, respectively, from these arrangements. As of December 31, 2024, and 2023, the Company had $191,662 and $396,488 of accounts receivable, $3,359,101 and $2,415,966 of accrued expenses and $2,000 and $1,160,848 of contract liabilities due to related parties relating to these arrangements, respectively.

On December 24, 2024, the Company entered into a Promissory Note with LHX (See Note 10). LHX owns 14.1% of the Company’s Class A Common Stock.

During the year ended December 31, 2024, Solar Leasing performed a fair-market-value assessment of its lease assets. As a result, Solar Leasing paid a discretionary rebate to the Company of $3,000,000 based on the excess of fair-market-value over the carrying value of its assets, primarily to optimize certain tax positions for its owners. The Company agreed to transfer the received rebate to White Horse Energy, LC (“White Horse Energy”), a entity wholly owned by the Company’s CEO, in the form of convertible debt. Additionally, the Company guarantees the outstanding indebtedness of Solar Leasing (approximately $10 million) which results in the Company having a variable interest in Solar Leasing. The Company determined it was not the primary beneficiary as defined in ASC 810-10-25-38A. Although the Company’s CEO, wholly owns White Horse Energy, the Company does not have any control over White Horse Energy or Solar Leasing, nor any obligation to absorb losses from Solar leasing. Based on the Company’s reassessment, the flow of funds resulting from the discretionary rebate does not transfer control or economic exposure to the Company in a manner that would require consolidation under ASC 810-10. White Horse Energy remains the primary beneficiary, and no changes to the Company’s financial statement presentation are required. The $3,000,000 convertible note is recorded as a Related Party Note Receivable on the consolidated balance sheet as of December 31, 2024. The balances relating to Solar Leasing are reflected as related party balances in the accompany consolidated financial statements.

As described in Note 3, Zeo Energy Corp. entered into the TRA with the TRA Holders. As of December 31, 2024, the Company has not recorded a liability related to the tax savings it may realize from utilization of such deferred tax assets. As of December 31, 2024, assuming a hypothetical exchange of all outstanding units, the total TRA would be $27.6 million. If utilization of the deferred tax assets subject to the TRA becomes more likely than not in the future, the Company will record a liability related to the TRA which will be recognized as expense within its consolidated statements of operations.

On August 27, 2024, the Company entered into a guarantee for a Business Loan Agreement (Loan) between Solar Leasing I, LLC and a bank. The Loan is for up to $10,000,000. At 12/31/2024, Solar Leasing I, LLC had an outstanding loan balance of $3,460,840. This Loan is also personally guaranteed by the Company’s CEO and manager of Solar Leasing I, LLC, Tim Bridgewater.

Heliogen, Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

Note 15 — Related Party Transactions

NantG Power, LLC

On March 24, 2023, Heliogen entered into an agreement with NantG Power, LLC (“NantG”), an affiliated sister-company to Nant Capital LLC, a holder of more than 5% of Heliogen’s outstanding voting stock, to provide front-end concept design and R&D engineering services. During the years ended December 31, 2024 and 2023, the Company recognized $0.2 million and $0.1 million, respectively, of services revenue from NantG. As of December 31, 2024, we had no outstanding receivables with NantG. As of December 31, 2023, we had outstanding accounts receivable of $0.1 million with NantG.